Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	true
Amendment Description	Digihost Technology Inc. (the “Registrant”) is filing this Amendment No. 1 (this “Amendment No. 1”) to its Annual Report on Form 20-F for the fiscal year ended December 31, 2023 (the “Original Form 20-F”), as originally filed with the Securities and Exchange Commission (the “SEC”) on September 16, 2024, to correct an error in its consolidated financial statements as at and for the years ended December 31, 2023, 2022 and 2021. The error was identified in response to comments received from SEC staff in connection with their review of the Original Form 20-F. The Registrant is filing restated consolidated financial statements as of and for the years ended December 31, 2023, 2022 and 2021 (the “Restated Financial Statements”), including the Report of Independent Registered Public Accounting Firm with respect thereto.The Restated Financial Statements have been restated to correct a material error in the statements of cash flows by reclassifying proceeds from the sales of digital assets from cash flows from operations to cash flows from investing activities. These matters are described in Note 2(w) to the Restated Financial Statements.In addition, the Registrant has identified an additional material weakness in its internal control over financial reporting relating to its improper reclassification of proceeds from the sales of digital assets.This Amendment No. 1 also amends the following portions of the Original Form 20-F: ●ITEM 3.D. “Risk Factors”; ●ITEM 5.A. “Operating Results”; ●ITEM 5.B. “Liquidity and Capital Resources”; ●ITEM 6.F. “Disclosure of the Corporation’s Action to Recover Erroneously Awarded Compensation”; ●ITEM 15. “Controls and Procedures”; ●ITEM 16.F. “Change in Registrant’s Certifying Accountant”; and ●ITEM 19. “Exhibits.”This Form 20-F includes currently dated certifications from the Registrant’s Chief Executive Officer and Chief Financial Officer, as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 (the “SOX certifications”), and a currently dated consent of the Registrant’s Independent Registered Public Accounting Firm. The SOX certifications and consent of the Registrant’s Independent Registered Public Accounting Firm are included in this Amendment No. 1 as Exhibits 12.1, 12.2, 13.1, 13.2 and 23.1, respectively.Other than as expressly set forth above, this Amendment No. 1 does not, and does not purport to, update or restate the information in the Original Form 20-F or reflect any events that have occurred after the Original Form 20-F was initially filed on September 16, 2024.Any consolidated financial statements and related financial information for the periods contained in the Restated Financial Statements contained in any reports filed or furnished prior to the date hereof should no longer be relied upon.
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	DIGIHOST TECHNOLOGY INC.
Entity Central Index Key	0001854368
Entity File Number	001-40527
Entity Incorporation, State or Country Code	Z4
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	110 Yonge Street
Entity Address, Address Line Two	Suite 1601
Entity Address, Address Line Three	Toronto
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5C 1T4
Entity Listings [Line Items]
Title of 12(b) Security	Subordinate Voting Shares
Trading Symbol	DGHI
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	28,878,740
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Michel Amar, CEO
Contact Personnel Fax Number	michel@digihostblockchain.com
Entity Address, Address Line One	110 Yonge Street
Entity Address, Address Line Two	Suite 1601
Entity Address, Address Line Three	Toronto
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5C 1T4
Entity Phone Fax Numbers [Line Items]
City Area Code	(818)
Local Phone Number	280-9758